Other current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Reimbursable amounts due from customers	$ 19.8	$ 26.3
Deferred charges - short term portion	7.7	8.4
Other	0.5	1.7
Total other current assets	38.1	38.6
Prepaid Expense, Current	$ 10.1	$ 2.2